UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2004

If amended report check here:      | | Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding
                                       entries.

 Brahman Capital Corp.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 350 Madison Avenue, 22nd Floor     New York      NY        10017
--------------------------------------------------------------------------------
Business Address      (Street)      (City)      (State)     (Zip)


13F File Number: 28-4455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

William D'Eredita           Chief Financial Officer          (212) 681-9797
--------------------------------------------------------------------------------
Name                               (Title)                      (Phone)


                                          /s/ WILLIAM D'EREDITA
                                      ------------------------------------------
                                                  (Signature)

                                           New York, NY  May 14, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[x] 13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  $1,024,668,524.00


..
List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. NONE
   ------------- ---------------------     ------------- ---------------------
2.
   ------------- ---------------------     ------------- ---------------------
3.
   ------------- ---------------------     ------------- ---------------------
4.
   ------------- ---------------------     ------------- ---------------------
5.
   ------------- ---------------------     ------------- ---------------------


Item 1                                 Item 2       Item 3        Item 4       Item 5
                                                                                Shares or
                                        Title        CUSIP      Fair Market   Principal
Name of Issuer                         of Class      Number        Value        Amount
------------------------------------------------------------------------------------------------

THE ADVISORY BOARD CO                  COMMON       00762W-10-7   36,821,110.00  1,003,300
ARCH WIRELESS INC.                     COMMON       039392-70-9   14,470,400.00    448,000
CAREMARK RX INC.                       COMMON       141705-10-3   28,824,425.00    866,900
COMCAST CORP                           COMMON       20030N-10-1   39,508,010.00  1,418,600
COMCAST CORP                           COMMON       20030N-90-1    4,352,175.00     20,010 (C )
DAVITA INC.                            COMMON       23918K-10-8   23,391,006.00    489,864
DUN& BRADSTREET                        COMMON       26483E-10-0  116,873,158.00  2,184,545
E FUNDS CORP                           COMMON       28224R-10-1   52,960,520.00  3,229,300
FIRST DATA CORP                        COMMON       319963-10-4  107,652,061.00  2,553,417
FIRST DATA CORP                        COMMON       319963-90-4   18,928,800.00     14,340 (C )
FAIR ISAAC & CO.                       COMMON       303250-10-4   29,114,756.00    806,950
FREDDIE MAC                            COMMON       313400-90-1   41,051,250.00     36,490 (C )
FIND SVP INC.                          COMMON       317718-30-2      918,750.00    375,000
FREMONT GENERAL CORP.                  COMMON       357288-95-9       14,788.00        845 (P)
GAYLORD ENTERTAINMENT CO.              COMMON       367905-10-6   28,115,910.00    909,900
GENERAL MOTORS CORP.                   COMMON       370442-95-5    4,568,750.00     10,750 (P)
HIGHLANDS HOSPITALITY                  COMMON       430141-10-1      894,236.00     76,300
IKON OFFICE SOLUTIONS                  COMMON       451713-10-1   33,516,800.00  2,618,500
IKON OFFICE SOLUTIONS                  COMMON       451713-90-1      225,688.00        785 (C )
IRON MOUNTAIN                          COMMON       462846-10-6   64,775,982.00  1,451,400
METROCALL HOLDINGS                     COMMON       59164X-10-5   12,894,411.00    186,174
NOVASTAR FINANCIAL                     COMMON       669947-95-0      421,225.00      1,015 (P)
ORTHODONTIC CENTER OF AMER.            COMMON       68750P-95-3        5,425.00        310 (P)
PENN NATIONAL GAMING                   COMMON       707569-10-9   56,533,050.00  1,965,000
PEP BOYS                               COMMON       713278-10-9   35,087,100.00  1,264,400
PRECISION CASTPARTS CORP.              COMMON       740189-10-5   71,579,571.00  1,625,700
NASDAQ 100 TRUST                       COMMON       631100-95-4    2,158,500.00     57,560 (P)
RH DONNELLY CORP                       COMMON       74955W-30-7   69,220,375.00  1,482,235
ROTECH HEALTHCARE                      COMMON       778669-10-1   35,378,265.00  1,688,700
STORAGE TECHNOLOGY                     COMMON       862111-20-0   19,667,461.00    706,700
SOUTHERN UNION CO.                     COMMON       844030-10-6   11,486,732.00    606,160
TECO ENERGY                            COMMON       872375-95-0      338,713.00     19,355 (P)
TXU CORP.                              COMMON       873168-10-8   55,760,896.00  1,945,600
TXU CORP.                              COMMON       873168-90-8    1,155,825.00      2,335 (C )
TXU CORP.                              COMMON       873168-90-8    6,002,400.00      9,840 (C )


                                                                 ---------------
                                                                 1,024,668,524.00
                                                                 ===============

Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at March 31, 2004 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.

   Item 1                       Item 6               Item 7               Item 8
                      -----------------------------------------------------------------------
                      a) Sole b) Shared c) Shared-  Managers   a) Sole b) Shared  c) Shared-
                              As Defined  Other    See Instr.          As Defined   Other
Name of Issuer                in Instr. V              V               in Instr. V
---------------------------------------------------------------------------------------------

THE ADVISORY BOARD CO    x                             1          x
ARCH WIRELESS INC.       x                             1          x
CAREMARK RX INC.         x                             1          x
COMCAST CORP             x                             1          x
COMCAST CORP             x                             1          x
DAVITA INC.              x                             1          x
DUN& BRADSTREET          x                             1          x
E FUNDS CORP             x                             1          x
FIRST DATA CORP          x                             1          x
FIRST DATA CORP          x                             1          x
FAIR ISAAC & CO.         x                             1          x
FREDDIE MAC              x                             1          x
FIND SVP INC.            x                             1          x
FREMONT GENERAL CORP.    x                             1          x
GAYLORD ENTERTAINMENT CO.x                             1          x
GENERAL MOTORS CORP.     x                             1          x
HIGHLANDS HOSPITALITY    x                             1          x
IKON OFFICE SOLUTIONS    x                             1          x
IKON OFFICE SOLUTIONS    x                             1          x
IRON MOUNTAIN            x                             1          x
METROCALL HOLDINGS       x                             1          x
NOVASTAR FINANCIAL       x                             1          x
ORTHODONTIC CTR OF AMER. x                             1          x
PENN NATIONAL GAMING     x                             1          x
PEP BOYS                 x                             1          x
PRECISION CASTPARTS CORP.x                             1          x
NASDAQ 100 TRUST         x                             1          x
RH DONNELLY CORP         x                             1          x
ROTECH HEALTHCARE        x                             1          x
STORAGE TECHNOLOGY       x                             1          x
SOUTHERN UNION CO.       x                             1          x
TECO ENERGY              x                             1          x
TXU CORP.                x                             1          x
TXU CORP.                x                             1          x
TXU CORP.                x                             1          x
